LEASES: - Future minimum lease payments of the operating lease liabilities under ASC 840 (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases
2019	$ 537
2020	440
2021	410
2022	288
2023	51
Total future minimum lease payments	$ 1,726